Loans and borrowings (Details Textual) € in Millions, ₨ in Millions, $ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2018 INR (₨)	Nov. 28, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings							$ 150
Repayments of non-current borrowings		$ 75
Transaction Costs Of Long Term Obligations | ₨	₨ 117
Refinancing Of Current Borrowings						$ 150
Undrawn borrowing facilities | ₨	₨ 24,046							₨ 21,156
Swiss Subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings			$ 250
Proceeds from current borrowings					$ 350
Repayments of current borrowings			350
Loan Refinance			$ 350
Swiss Subsidiary [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis					0.45%
Swiss Subsidiary [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis					0.60%
German subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings | €				€ 42